CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Revenue
Revenue	$ 278,287	$ 277,677
Operating expenses
Cost of goods and services	(152,158)	(167,577)
Research and development expenses	(78,783)	(71,990)
Selling expenses	(14,682)	(13,873)
Administrative expenses	(31,795)	(27,751)
Total operating expenses	(277,418)	(281,191)
Income/(loss) from operations	869	(3,514)
Gain on divestment of an equity investee		477,456
Other income, net	12,784	21,650
Income before income taxes and equity in earnings of equity investees	13,653	495,592
Income tax expense	(1,209)	(63,162)
Equity in earnings of equity investees, net of tax	3,798	23,125
Net income	16,242	455,555
Less: Net income attributable to non-controlling interests	(314)	(601)
Net income attributable to the Company	$ 15,928	$ 454,954
Earnings per share attributable to the Company - basic (US$ per share)	$ 0.02	$ 0.53
Earnings per share attributable to the Company - diluted (US$ per share)	$ 0.02	$ 0.52
Number of shares used in per share calculation-basic (in shares)	865,770,498	857,038,725
Number of shares used in per share calculation-diluted (in shares)	872,869,494	872,564,513
Third parties
Revenue
Revenue	$ 277,489	$ 276,950
Related parties
Revenue
Revenue	798	727
Goods | Third parties
Revenue
Revenue	188,408	199,364
Operating expenses
Cost of goods and services	(127,275)	(147,601)
Goods | Related parties
Revenue
Revenue	798	727
Operating expenses
Cost of goods and services	(382)	(391)
Services -commercialization
Revenue
Revenue	29,323	19,985
Services -commercialization | Third parties
Revenue
Revenue	29,323	19,985
Operating expenses
Cost of goods and services	(24,501)	(19,585)
Services -collaboration research and development
Revenue
Revenue	7,871	14,201
Services -collaboration research and development | Third parties
Revenue
Revenue	7,871	14,201
Other collaboration revenue -royalties
Revenue
Revenue	35,566	31,310
Other collaboration revenue -royalties | Third parties
Revenue
Revenue	35,566	31,310
Other collaboration revenue -licensing
Revenue
Revenue	16,321	12,090
Other collaboration revenue -licensing | Third parties
Revenue
Revenue	$ 16,321	$ 12,090